Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Total	£ 108,383	£ 76,249
United Kingdom
Disclosure of geographical areas [line items]
Total	38,284	26,436
North America
Disclosure of geographical areas [line items]
Total	28,321	29,248
Europe
Disclosure of geographical areas [line items]
Total	30,491	6,779
Rest Of World
Disclosure of geographical areas [line items]
Total	£ 11,287	£ 13,786
Worldpay
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%	10.00%	10.80%